Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Weighted Average Assumptions for Balance Sheet Liability at End of Year:
Discount rate - projected benefit obligation	4.14%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%
Weighted Average Assumptions for Benefit Cost at Beginning of Year:
Discount rate - pension expense	4.15%	4.35%
Discount rate - service cost	4.25%	4.58%
Discount rate - interest cost	3.87%	3.74%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%